Capital and financing transactions	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Capital and financing transactions
11.	Capital and financing transactions
Common shares

	For the three months ended
	July 31, 2023		July 31, 2022
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,198,174,512	$19,160	1,197,797,983	$18,799
Issued in relation to share-based payments, net	6,252	1	103,238	7
Issued in relation to the acquisition of a subsidiary or associated corporation	–	–	–	–
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	7,152,387	466	–	–
Repurchased for cancellation under the Normal Course Issuer Bid (2)	–	–	(4,993,900)	(78)
Outstanding at end of period	1,205,333,151	$19,627	1,192,907,321	$18,728

	For the nine months ended
	July 31, 2023		July 31, 2022
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,191,375,095	$18,707	1,215,337,523	$18,507
Issued in relation to share-based payments, net	404,655	27	1,883,598	132
Issued in relation to the acquisition of a subsidiary or associated corporation	–	–	7,000,000	569
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	13,553,401	893	–	–
Repurchased for cancellation under the Normal Course Issuer Bid (2)	–	–	(31,313,800)	(480)
Outstanding at end of period	1,205,333,151	$19,627	1,192,907,321	$18,728
(1)
Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the Plan), common shares from treasury with a discount of 2% to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices.

(2)
The Bank currently does not have an active normal course issuer bid and did not repurchase any common shares during the quarter ended July 31, 2023. The Bank’s previous normal course issuer bid terminated on December 1, 2022.

Subordinated debentures
Issuance
On December 20, 2022, the Bank issued JPY 33 billion 1.800% Fixed Rate Resetting Subordinated Debentures due December 20, 2032
(Non-Viability
Contingent Capital (NVCC)). The debentures are subject to optional redemption by the Bank on December 20, 2027. Interest is payable semi-annually at a rate of 1.800% per annum from and including the issue date to, but excluding, December 20, 2027, and thereafter to, but excluding, December 20, 2032, at the reference Japanese Government Bond rate plus 1.681%. The debentures contain NVCC provisions necessary to qualify as Tier 2 regulatory capital under Basel III.
On June 12, 2023, the Bank issued
$
1.0 billion 5.679%
d
ebentures due August 2, 2033 (Non-Viability Contingent Capital (NVCC)). The debentures are subject to optional redemption by the Bank on or after August 2, 2028. Interest is payable semi-annually in arrears at a rate of 5.679% from and including the issue date to, but excluding, August 2, 2028, and thereafter to, but excluding, August 2, 2033, at an annual rate equal to Daily Compounded CORRA plus 2.100%. The initial interest payment
,
payable on February 2, 2024, will be
approximately
$
36.33
per $
1,000
principal amount of debentures. The debentures contain NVCC provisions necessary to qualify as Tier 2 regulatory capital under Basel III.
Redemption
On July 21, 2023, the Bank announced
the redemption on August 31, 2023 of the
 US$55.99 million
outstanding of its US$300 million
Floating Rate Subordinated Capital Debentures due 2085
,
 at a price equal to 100% of their principal amount plus accrued
and
unpaid interest to but excluding the redemption date.